S000001246 [Member] Expense Example - SMALL CAP VALUE FUND - SMALL CAP VALUE FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	$ 808